Long-Term Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Long-term Debt, Fiscal Year Maturity [Abstract]
Summary Of Future Maturities Of Long-Term Debt	Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022 (remaining nine months)	$3,750
2023	5,000
2024	27,500

$36,250

Future maturities of long-term debt, excluding debt issuance costs, are as follows:

2022	$5,000
2023	5,000
2024	27,500

$37,500